Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL

NOTE 8 - SHARE CAPITAL

A.	Ordinary shares

1)	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

On January 31, 2018 the Company’s ADSs commenced trading on the Nasdaq Capital Market, under the symbol CLGN. On May 25, 2021, The Company's ordinary shares were approved for trading on the Nasdaq Global Market, and began trading at the open of market on June 4, 2021. At such time, the Company's ADSs were mandatorily cancelled and exchanged for ordinary shares at a one-for-one ratio.

2)	Changes in share capital:

a)

During January-April 2021, one of the Company’s shareholder exercised 992,149 warrants into 992,149 ADS in return of $3,969.

In 2021, one of the U.S investors exercised 450,000 warrants into 450,000 ordinary shares in return of $1,800.

In 2022, three U.S investors exercised 425,000 warrants into 425,000 ordinary shares in return of $1,700.

In 2023, Mr. Sagy exercised 186,000 warrants into 186,000 ordinary shares in return of $744.

b)

On February 17, 2021, the Company completed a registered direct offering providing for the sale and issuance of an aggregate of 2,000,000 ADSs at a purchase price of $17.50 per ADS, for aggregate gross proceeds of $35,000. The total issuance costs accumulated to $3,200.

On the same date, one of the Company’s investors transferred the Company an amount of $1,000 by way of an equity investment, and the Company issued to the investor 250,000 ADSs representing 250,000 ordinary shares and a warrant to purchase up to 250,000 ADSs representing 250,000 ordinary shares.

The following table summarizes information about warrants outstanding and exercisable as of December 2023:

	Year ended December 31, 2023
Issuance date	warrants outstanding	Exercise price per warrant	warrants outstanding and exercisable	Contractual term
February 17, 2021	250,000	$4.00	250,000	February 17, 2024

B.	Share-based compensation:

1)

Option plan

Under the Company’s Share Ownership and Option Plan (2010), or the 2010 Plan, employees, directors and consultants of the Company may be granted options, each exercisable into one ordinary share of the Company of NIS 1.50 par value.

2)	Options grants

a.	Option granted to employees and directors

In the years ended December 31, 2023, 2022 and 2021, the Company granted options as follows (amounts presented reflect the number of shares underlying options):

	Year ended December 31, 2023
	Award amount	Exercise price range	Vesting period	Expiration
Employees	158,000	$5.65-7.5	4 years	10 years

	Year ended December 31, 2022
	Award amount	Exercise price range	Vesting period	Expiration
Employees	529,000	$5.33-9.22	4 years	10 years
Directors	217,000	$9.22	4 years	10 years

	Year ended December 31, 2021
	Award amount	Exercise price range	Vesting period	Expiration
Employees	96,500	$12.78-20.7	4 years	10 years
Directors	23,000	$15.2	4 years	10 years

The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31,
	2023	2022	2021
Value of one ordinary share	$5.73-7.5	$5.03-9.22	$11.9-20.37
Dividend yield	0%	0%	0%
Expected volatility	70.27-74.1%	67.95-72.27%	65.36-66.49%
Risk-free interest rate	3.62-4.33%	0.39-3.03%	0.64-1.37%
Expected term	6.11 years	6.11 years	6.11 years

The fair value of options granted during 2023, 2022 and 2021 was $747, 3,970 and $1,094 respectively.

The total unrecognized compensation cost of options on December 31, 2023 is $1,342, which is expected to be recognized over a weighted average period of 1.64 year.

Modification of share-based compensation

On August 23, 2023, the Company’s board of directors approved the repricing of the exercise price of outstanding options to purchase 969,886 ordinary shares, previously granted to employees and directors, to a price of $6.39 per share, out of which the repricing of 583,979 options granted to the Company’s directors and the Chief Executive Officer, were subject to the approval of the general meeting of the shareholders, which approval was obtained on October 10, 2023. There was no change in the number of shares subject to each option, vesting or other terms of the options.

The total incremental fair value of these options amounted to $579 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 4.33%-4.74%, expected volatility of 72.1% - 77%, expected term of 3.4-4.71 years and dividend yield of 0%. For the year ended December 31, 2023, the Company recorded expenses totaling $523 associated with the repricing. The remaining incremental fair value will be recognized over the remaining vesting period and until May 2026.

A summary of options data for the years ended December 31, 2023, 2022 and 2021, is as follows:

	Year ended December 31,
	2023	2022	2021
Weighted-average grant date fair value of options granted, per option	$4.73	$5.32	$9.16
Total intrinsic value of the options exercised	$271	$221	$869
Total fair value of options vested	$4,380	$2,802	$3,356

A summary of the activity in options granted to employees and directors for the year ended December 31, 2023 is as follows:

	2023
	Number of options	Weighted average exercise price*	weighted average remaining contractual term (in years)	aggregate intrinsic value*
Options outstanding at the beginning of the year	1,868,749	$6.02	6.81	$4,620
Granted	158,000	7.05	-	-
Exercised	(76,441)	4.52	-	-
Expired	(83,156)	9.79	-	-
Forfeited	(121,272)	8.81	-	-
Options outstanding at the end of the year	1,745,880	$5.8	5.91	$1,165
Options exercisable at the end of the year	1,151,015	$5.49	4.6	$1,062

*	After repricing- see Note 8(B)(2)(a).

b.	Option granted to non-employees

A summary of the activity in options granted to non-employees for the year ended December 31, 2023 is as follows:

	2023
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	15,416	$16.04	1.79	$23
Exercised	(3,750)	5.07
Options outstanding at the end of the year	11,666	$16.78	1.36	$2
Options exercisable at the end of the year	6,329	$10.00	1.34	$2

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2023:

December 31, 2023
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$24.81	6,666	1.38	1,329	1.38
6.07	5,000	1.33	5,000	1.33
10.08	2,625	0.17	2,625	0.17
5.07	149,500	2.08	149,500	2.08
4.02	352,464	1.29	352,464	1.29
9.22	3,905	0.11	3,905	0.11
5.33	111,000	8.92	27,750	8.92
7.5	103,000	9.25	-	-
6.5	33,500	9.65	-	-
5.65	20,000	9.2	-	-
$6.39	969,886	7.33	614,771	6.97
	1,757,546		1,157,344

*	In U.S. dollars per Ordinary Share.

c.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2023	2022	2021
Cost of revenues	$-	$22	$78
Research and development expenses	714	565	525
General, administrative and marketing expenses	1,223	1,587	1,017
	$1,937	$2,174	$1,620